Description of the Plan	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Description of the Plan [Line Items]
Description of the Plan

1. Description of the Plan

The following description of the PVH Associates Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering salaried or hourly clerical, warehouse, distribution, and United States retail field employees of PVH Corp. (the “Company”) who are at least age 21 or older, have completed the earlier of at least three consecutive months of service and are regularly scheduled to work at least 20 hours per week or have completed at least 500 hours of service during the first 12 months of employment or in any subsequent calendar year. However, a part-time associate is not eligible to receive Company contributions until they complete 1,000 hours of service in a calendar year.

Residents of Puerto Rico, non-resident aliens and associates whose principal terms and conditions of employment are subject to the provisions of a collective bargaining agreement which does not provide for active participation in the Plan are excluded. The Plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The Plan is administered by a plan committee (the “Committee”) of two employees appointed by the Company.

Trustee and Recordkeeper

The Plan’s recordkeeper and trustee services are Empower Retirement and Empower Trust Company, LLC, respectively.

Participant Contributions

Participants may make pre-tax contributions and/or after-tax Roth contributions to the Plan through payroll deductions. Total contributions may not exceed the lesser of 75% of the participant’s eligible annual compensation or the Internal Revenue Service (“IRS”) allowed maximum of $23,500 for 2025 and $23,000 for 2024, plus an additional $7,500 for 2025 and 2024, for participants aged 50 and over by the end of the Plan year. Participants can make after-tax non-Roth contributions to the Plan, subject to IRS limits. The Company does not match these after-tax contributions.

Participants are automatically enrolled when they become eligible to participate in the Plan with a pre-tax base pay contribution rate of 3% unless they affirmatively elect not to participate in the Plan or elect to contribute at a different rate. Contributions for an automatically enrolled participant are invested in the qualified default investment alternative designated by the Plan administrator, until changed by the participant. In addition, each participant who is automatically enrolled in the Plan will be enrolled in the annual automatic increase program at a rate of 1% and capped at 10%.

Employer Contributions

The Company matches 100% of the first 1% of eligible compensation that a participant contributes to the Plan, plus 50% of the next 5% of eligible compensation contributed by the participant. The Company makes an automatic employer contribution of 3.5% of eligible compensation on behalf of each eligible participant who is hired or rehired by the Company on or after January 1, 2022. The automatic employer contribution is intended as a substitute for pension accruals under the Company’s consolidated pension plan, which was closed to employees hired or rehired after December 31, 2021. Effective July 1, 2024, all eligible plan participants receive the 3.5% automatic employer contribution, due to the freeze of pension plan accruals effective June 30, 2024.

To ensure that participants receive the maximum Company match under the Plan’s contribution provisions, the Company makes an additional “true-up” contribution to all participant accounts who did not receive the full match amount to which they are entitled. True-up contributions are included in employer contributions receivable and are made in the following Plan year prior to the Company’s tax filing date. The true-up contribution due to the Plan at December 31, 2025 and 2024 was $551,748 and $585,491, respectively.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and rollovers, the Company’s contributions, expenses and an allocation of Plan investment income or losses based on the participant’s election of investment options. Forfeited balances of terminated participants’ non-vested accounts are used to reduce future Company contributions.

Vesting

Amounts attributable to participant contributions and the allocated earnings thereon are immediately vested. All participants become 100% vested in Company contributions and the allocated earnings thereon after two years of service. Upon death, permanent disability, or reaching age 65, participants or their beneficiaries become 100% vested in Company contributions.

Investment Options

Upon enrollment in the Plan, a participant may direct employee and Company contributions into any of the various investment options. Participants may contribute a maximum of 25% of their total contributions in PVH Corp. common stock.

Notes Receivable from Participants

Participants may borrow from the Plan, with certain restrictions, using their vested account balance as collateral. The minimum loan amount is $1,000 and the maximum loan amount is the lesser of (i) $50,000 reduced by the participant’s highest outstanding loan balance during the previous 12 months, or (ii) 50% of the vested value of the participant’s account. Interest is fixed for the term of the loan at the prime rate plus 1%. Loan repayments are made through payroll deductions, which may be specified for a term of 1 to 5 years or up to 15 years for the purchase of a primary residence. Upon termination of employment, a participant is given 90 days to repay the loan in full or to establish loan repayments through an ACH debit origination before it is considered to be in default. Delinquent loans are considered to be distributions based on the terms of the Plan document. Notes receivable from participants are measured at the unpaid principal balance plus any accrued but unpaid interest.

At December 31, 2025, outstanding notes receivable from participants totaled $6,848,804 with maturity dates through 2039 at interest rates ranging from 4.25% to 9.50%.

Forfeitures

Company contributions made on behalf of non-vested or partially vested employees who have terminated employment are retained by the Plan and are used to reduce the Company’s future contributions. In 2025 and 2024, forfeitures of $520,003 and $1,607,102, respectively, were used by the Plan to reduce the Company’s contributions. At December 31, 2025 and 2024, cumulative forfeited non-vested accounts totaled $856,507 and $377,449, respectively. The balance as of the end of the current Plan year is expected to be used by the end of the next Plan year to fund a portion of the Company’s contributions.

Payment of Benefits

Participants electing final distributions will receive payment in the form of a lump sum amount or installment payments equal to the value of their vested account unless the participant notifies the Company of their intent to receive all or a portion of their investment balance in PVH Corp. common stock in the form of shares.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.